SCHEDULE OF FAIR VALUE OF THE OPTIONS GRANTED (Details)	12 Months Ended
Dec. 31, 2024 ¥ / shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk- free rate of return (per annum)	4.58%
Volatility	100.09%
Expected dividend yield	0.00%
Fair value of underlying ordinary share	¥ 2.77
Expected term	10 years
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise multiple	2.2
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise multiple	2.8